Investments in Real Estate and Other Significant Transactions (Sale of Asset Management Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Asset Managed Portoflio Sale Amounts [Line Items]
Net real estate related to VIEs	$ 599,302	$ 773,233
Cash and cash equivalents and restricted cash	38,576	41,724
Other assets	221,638	70,930
Non-recourse property debt related to VIEs	495,012	617,823
Accrued and other liabilities	162,765	79,573
Noncontrolling interest in Napico portfolio	271,065	270,666
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Asset Managed Portoflio Sale Amounts [Line Items]
Number of consolidated partnerships in Napico portfolio	70
Number of apartment properties in Napico portfolio	56
Net real estate related to VIEs	599,300
Non-recourse property debt related to VIEs	495,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Schedule of Asset Managed Portoflio Sale Amounts [Line Items]
Number of consolidated partnerships in Napico portfolio	40
Number of apartment properties in Napico portfolio	93
Legally Sold Portfolio, Not Derecognized for Accounting Purposes [Member]
Schedule of Asset Managed Portoflio Sale Amounts [Line Items]
Net real estate related to VIEs	127,025
Cash and cash equivalents and restricted cash	31,560
Investment in unconsolidated real estate partnerships	15,997
Other assets	4,163
Total assets	178,745
Non-recourse property debt related to VIEs	110,737
Accrued and other liabilities	29,435
Total liabilities	140,172
Noncontrolling interest in Napico portfolio	$ 57,200
Legally Sold Portfolio, Not Derecognized for Accounting Purposes [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Asset Managed Portoflio Sale Amounts [Line Items]
Number of consolidated partnerships in Napico portfolio	20
Number of apartment properties in Napico portfolio	16
Legally Sold Portfolio, Not Derecognized for Accounting Purposes [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Schedule of Asset Managed Portoflio Sale Amounts [Line Items]
Number of apartment properties in Napico portfolio	102